SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of operating segments

	December 31, 2023
	Pulp	Paper	Total

Net sales	30,677,265	9,078,310	39,755,575
Domestic market (Brazil)	2,144,199	6,719,093	8,863,292
Foreign markets	28,533,066	2,359,217	30,892,283
Asia	13,588,032	72,133	13,660,165
Europe	8,701,141	302,131	9,003,272
North America	5,682,010	476,429	6,158,439
South and Central America	558,601	1,437,181	1,995,782
Africa	3,282	71,343	74,625
EBITDA	16,052,028	3,485,370	19,537,398
Depreciation, depletion and amortization			(7,321,110)
Operating profit before net financial income (“EBIT”) (1)			12,216,288
EBITDA margin (%)	52.33%	38.39%	49.14%

(1)(“Earnings before interest and tax”).

	December 31, 2022
	Pulp	Paper	Total

Net sales	41,384,322	8,446,624	49,830,946
Domestic market (Brazil)	2,665,746	5,858,892	8,524,638
Foreign markets	38,718,576	2,587,732	41,306,308
Asia	18,294,046	4,059	18,298,105
Europe	12,768,321	325,503	13,093,824
North America	7,055,625	608,734	7,664,359
South and Central America	592,360	1,641,277	2,233,637
Africa	8,224	8,159	16,383
EBITDA	26,098,309	3,532,362	29,630,671
Depreciation, depletion and amortization			(7,407,890)
Operating profit before net financial income (“EBIT”) (1)			22,222,781
EBITDA margin (%)	63.06%	41.82%	59.46%

(1)(“Earnings before interest and tax”).

	December 31, 2021
	Pulp	Paper	Total

Net sales	34,715,208	6,250,223	40,965,431
Domestic market (Brazil)	2,338,810	4,380,585	6,719,395
Foreign markets	32,376,398	1,869,638	34,246,036
Asia	15,952,786	43,961	15,996,747
Europe	10,477,292	318,666	10,795,958
North America	5,694,273	424,909	6,119,182
South and Central America	233,061	1,026,247	1,259,308
Africa	18,986	55,855	74,841
EBITDA	22,735,409	2,486,445	25,221,854
Depreciation, depletion and amortization			(7,041,663)
Operating profit before net financial income (“EBIT”) (1)			18,180,191
EBITDA margin (%)	65.49%	39.78%	61.57%

(1)(“Earnings before interest and tax”).

Schedule of net sales by product

Products	December 31, 2023	December 31, 2022	December 31, 2021

Market pulp (1)	30,677,265	41,384,322	34,715,208
Printing and writing paper (2)	7,567,320	6,912,984	5,107,960
Paperboard	1,417,075	1,421,338	1,091,588
Other	93,915	112,302	50,675
	39,755,575	49,830,946	40,965,431

(1)Net sales of fluff pulp represent approximately 0.78% of total net sales, and therefore were included in market pulp net sales. (0.80% as of December 31, 2022).
(2)Net sales of tissue represent approximately 5.14% of total net sales, and therefore were included in printing and writing paper net sales. (2.3% as of December 31, 2022).

Goodwill based on expected future profitability

	December 31, 2023	December 31, 2022

Pulp	7,897,051	7,897,051
Paper	290,191	119,332
	8,187,242	8,016,383